SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 10) (Change in estimated total costs, USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2012 Interim financial information	Jun. 30, 2012 Interim financial information	Mar. 31, 2012 Interim financial information	Dec. 30, 2011 Interim financial information	Sep. 30, 2011 Interim financial information	Jun. 30, 2011 Interim financial information	Mar. 31, 2011 Interim financial information	Dec. 31, 2010 Interim financial information	Sep. 30, 2010 Interim financial information	Jun. 30, 2010 Interim financial information	Mar. 31, 2010 Interim financial information	Dec. 31, 2009 Interim financial information
Revenue recognition
Increase (decrease) in operating income	$ 3.1	$ 7.1	$ 3.6	$ 7.8	$ 17.5	$ 17.0	$ 8.8	$ 3.6	$ 2.3	$ 12.8	$ 7.1	$ 1.2	$ 12.1	$ 3.7	$ 6.1	$ 3.5	$ 9.9	$ (1.9)	$ 5.1	$ 4.7
Increase (decrease) in revenue					$ 12.0	$ 11.5	$ 5.8	$ 2.7	$ 1.5	$ 8.3	$ 4.9	$ 0.9	$ 8.5	$ 2.3	$ 4.2	$ 2.1	$ 6.7	$ (1.3)	$ 3.5	$ 3.1
Increase (decrease) in net income per common share (in dollars per share)	$ 0.10	$ 0.19	$ 0.12	$ 0.20	$ 0.45	$ 0.43	$ 0.22	$ 0.10	$ 0.06	$ 0.31	$ 0.19	$ 0.03	$ 0.32	$ 0.09	$ 0.16	$ 0.08	$ 0.25	$ (0.05)	$ 0.13	$ 0.12